Income tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward, Amount		$ 1,486
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 9	(32)	$ (4,561)
Unrecognized Tax Benefits	1,725	2,626	398	$ 2,626
Amended tax return: reinstatement of tax loss carryforward	885	0	0
Other Noncash Income Tax Expense	852	861	0
Accrued Income Taxes, Noncurrent	1,725	0	2,228
Reversal of uncertain tax position		2,228
Income Tax Expense (Benefit)	$ 8,305	$ 3,878	$ 3,872
Income Tax Examination, Likelihood of Unfavorable Settlement	an increase to the uncertain tax position of $418 for a tax position to be taken in the 2018 tax return which is not more-likely-than-not to be sustained.
Description of Thin Capitalization Rules	4:1
SINGAPORE
Income Tax Examination, Year under Examination	2015
Indonesia
Income Tax Examination, Year under Examination	2015
Income Tax Examination Year Concluded Audit	2013
Income Tax Examination Year Concluded Audit One	2014
Colombia
Income Tax Examination, Year under Examination	2016
Tax Credit Carryforward Expiring In 2019 [Member]
Tax Credit Carryforward, Amount	$ 594
Tax Credit Carryforward, Year of Expiration	2019
Tax Credit Carryforward Expiring in 2020 [Member]
Tax Credit Carryforward, Amount	$ 1,032
Tax Credit Carryforward, Year of Expiration	2020
Tax Credit Carry forward Expiring In 2020 And 2023 [Member]
Tax Credit Carryforward, Amount	$ 426